Schedule of related party balances (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)		Dec. 31, 2021 SGD ($)
Related Party Transaction [Line Items]
Contract Liability	$ 144,957	$ 194,300		$ 78,340
Loans and Leases Receivable, Related Parties		0		870,728
Vienna Management Ltd [Member]
Related Party Transaction [Line Items]
Amount due to	1,708,478	2,290,044	[1]
Amount due from				870,728	[2]
Loh [Member]
Related Party Transaction [Line Items]
Contract Liability	$ 77,520	$ 103,908	[3]

[1]	On May 1, 2019 and December 1, 2022 the Company entered into two separated interest-free loan facility agreements with Vienna Management Ltd, one of the Company’s major shareholders. Both revolving loan facility agreements offered up to S$
[2]	The Company had an unsecured, interest-free loan to Vienna Management Ltd amounting to S$
[3]	On February 25, 2022, the Company entered into a services agreement with subsequent various orders with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in total consideration S$3,618,250 (US$2,699,381). For the year ended December 31, 2022, the project was not completed and Mr. Loh. paid to the Company in consideration S$3,085,865 (US$2,302,197). The Company received in advance of completion of performance obligations under an agreement amounted to S$103,908 (US$77,520) as of December 31, 2022. During the year ended December 31, 2022, the Company recognized revenue S$2,981,957 (US$2,224,676) for the project. The whole project was completed by the end of January 2023.